Provisions and Contingent Provisions (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance at beginning	$ 305,271	$ 303,798	$ 292,210
Provisions established	298,627	298,599	291,513
Application of provisions	(70,540)	(77,406)	(224,907)
Provisions released	(207,693)	(210,781)	(55,018)
Reclassifications
Other	465	(8,939)
Balance at end	326,130	305,271	303,798
Personnel salaries and expenses [Member]
Statement Line Items [Line Items]
Balance at beginning	93,379	97,576	72,592
Provisions established	78,316	80,912	106,687
Application of provisions	(70,385)	(72,975)	(81,703)
Provisions released	(552)	(3,195)
Reclassifications
Other	465	(8,939)
Balance at end	101,223	93,379	97,576
Mandatory Dividend [Member]
Statement Line Items [Line Items]
Balance at beginning	178,600	168,840	142,815
Provisions established	185,727	178,600	168,840
Application of provisions			(142,815)
Provisions released	(178,600)	(168,840)
Reclassifications
Other
Balance at end	185,727	178,600	168,840
Contingent loan [Member]
Statement Line Items [Line Items]
Balance at beginning	24,329	10,079	11,399
Provisions established	16,277	19,440	7,341
Application of provisions
Provisions released	(16,814)	(5,190)	(8,661)
Reclassifications
Other
Balance at end	23,792	24,329	10,079
Contingencies [Member]
Statement Line Items [Line Items]
Balance at beginning	8,963	27,303	65,404
Provisions established	27,975	19,647	8,645
Application of provisions	(155)	(4,431)	(389)
Provisions released	(21,395)	(33,535)	(46,357)
Reclassifications
Other
Balance at end	$ 15,388	$ 8,963	$ 27,303